Dec. 31, 2024
Lazard International Dynamic Equity ETF | Lazard International Dynamic Equity ETF
Investment Objective
The Portfolio seeks long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of Lazard Active ETF Trust (the “Trust”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.40%
Other Expenses[1,2]	None
Total Annual Portfolio Operating Expenses	.40%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.

[2]	Pursuant to the Portfolio’s unitary management fee structure, Lazard Asset Management LLC (the “Investment Manager”) will pay all expenses of the Portfolio, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Investment Manager has agreed to pay a portion of the Portfolio’s offering costs during the Portfolio’s first year of operations so that offering costs borne by the Portfolio do not amount to .01% of its average net assets.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to any waiver and/or the expense reimbursement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$ 40	$ 127

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate, which was the portfolio turnover rate of the Portfolio’s predecessor portfolio, Lazard International Equity Advantage Portfolio (the “Predecessor Portfolio”), a series of The Lazard Funds, Inc., was 82% of the average value of its portfolio.

Principal Investment Strategies

In managing the Portfolio, the Investment Manager utilizes a quantitatively driven, bottom up stock selection process. Utilizing a proprietary quantitative model, the Portfolio management team selects investments for the Portfolio from a broad investment universe of non-US equity securities, including common stocks, preferred stocks and convertible securities, depositary receipts (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), as well as real estate investment trusts (“REITs”)), warrants and rights. The active, quantitative approach utilized by the Portfolio management team involves initial screening, risk assessment and evaluation of each company relative to its global peers. The Portfolio will typically invest the majority of its assets in securities of non-US developed market companies, using an objective, systematic investment process that blends both risk and stock ranking assessments designed to capture attractive risk-to-return characteristics. In addition to a multidimensional assessment of risk, each company is evaluated daily according to four independent measures: valuation, growth, quality and sentiment. “Sentiment” is a measure of market enthusiasm and support for a company, including, among other factors, price momentum and trading volume. The Portfolio may invest across the capitalization spectrum and may invest in emerging markets companies.

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in non-US equity securities. In addition to common stocks, preferred stocks and convertible securities, such equity securities also may include ADRs, GDRs and EDRs. The allocation of the Portfolio’s assets among countries and regions will vary from time to time based on the Investment Manager’s judgment and its analysis of market conditions. The Portfolio may invest up to 20% of its assets in securities of companies located in the US.

The Portfolio considers a company to be a non-US company if: (i) the company is organized under the laws of or domiciled in a country other than the US or maintains its principal place of business in a country other than the US; (ii) the securities of such company are traded principally on a non-US market; or (iii) during the most recent fiscal year of the company, the company derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in countries other than the US or the company has at least 50% of its assets in countries other than the US. Non-US developed market countries include all countries identified as Developed Markets (excluding the US) by the MSCI ACWI ex USA Index, which as of January 31, 2025 includes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Emerging market countries include all countries represented by the MSCI Emerging Markets Index, which as of January 31, 2025 includes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The Portfolio may invest in exchange-traded funds (“ETFs”).

The Portfolio is classified as a “diversified” investment company under the Investment Company Act of 1940, as amended.

Performance Bar Chart and Table

Year-by-Year Total Returns for Institutional Shares of the Predecessor Portfolio

As of December 31, 2024

It is currently contemplated that before the Portfolio commences operations, the Predecessor Portfolio, Lazard International Equity Advantage Portfolio, a series of The Lazard Funds, Inc., will transfer its assets and liabilities to the Portfolio in a tax-free reorganization (the “Reorganization”). The Portfolio and the Predecessor Portfolio have the identical investment objective and fundamental investment policies, as well as substantially similar investment strategies. However, ETFs, such as the Portfolio, are structurally different from mutual funds, such as the Predecessor Portfolio, in several important aspects, including the ability for ETF shareholders to trade shares intraday on an exchange at market prices, the full daily transparency of the ETF’s portfolio holdings and the potential for increased tax efficiency.

The performance of the Predecessor Portfolio has not been restated to reflect the annual operating expenses of the Portfolio, which are lower than those of the Predecessor Portfolio. Because the Portfolio has different fees and expenses than the Predecessor Portfolio, the Portfolio would also have had different performance results. Additionally, if the Predecessor Portfolio had operated as an ETF, its performance may have differed.

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. Performance results shown in the bar chart and the performance table below reflect the performance of the Institutional Class shares of the Predecessor Portfolio. The bar chart shows the Predecessor Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. Updated performance information for the Predecessor Portfolio is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Predecessor Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Year-by-Year Total Returns for Institutional Shares of the Predecessor Portfolio As of December 31, 2024

Best Quarter: 2022, Q4 18.40% Worst Quarter: 2020, Q1 -22.12%
Average Annual Total Returns (for the periods ended December 31, 2024)

After-tax returns are shown only for Institutional Shares of the Predecessor Portfolio. After-tax returns of the Predecessor Portfolio’s other share classes may vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

	Inception Date	1 Year	5 Years	Life of Portfolio
Institutional Shares:	5/29/2015
Returns Before Taxes		11.68%	6.82%	4.86%
Returns After Taxes on Distributions		10.06%	6.11%	4.29%
Returns After Taxes on Distributions and Sale of Portfolio Shares		7.57%	5.37%	3.89%
Open Shares (Returns Before Taxes)	5/29/2015	11.49%	6.57%	4.59%
MSCI All Country World ex-US Index[1]		5.53%	4.10%	4.28%

MSCI EAFE Index[2]		3.82%	4.73%	4.52%

[1]	The MSCI ACWI ex USA Index captures large and mid-cap representation across 22 of 23 developed markets countries (excluding the US) and 24 emerging markets countries. Developing Markets countries included in the MSCI ACWI ex USA Index include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK. Emerging Markets countries included in the MSCI ACWI ex USA Index include Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

[2]	The MSCI EAFE Index is an equity index which captures large and mid-cap representation across 21 developed markets countries around the world, excluding the US and Canada. Developed Markets countries in the MSCI EAFE Index include Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK.